Fees Summary	Nov. 02, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 3,413.64
Total Fee Amount	3,413.64
Total Transaction Valuation	24,718,618.36
Total Offset Amount	0.00
Net Fee	$ 0.00
Offering Table N/A
Offset Table N/A	N/A